Debt (Details) - Schedule of Notes Payable to FNBD - Master Lending and Credit Facility [Member] - FNDB [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 9,713,423
Notes Payable	9,309,286	$ 8,863,423
Issuance Cost	84,424
Notes Payable One [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	237,272
Notes Payable	228,785	237,272
Issuance Cost	$ 6,108
Acquisition	CAH
Entered	Dec. 27, 2021
Maturity	Dec. 27, 2041
Interest	3.98%
Notes Payable Two [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 231,987
Notes Payable	10,161	231,987
Issuance Cost	$ 6,108
Acquisition	CAH
Entered	Dec. 27, 2021
Maturity	Dec. 27, 2031
Interest	3.98%
Notes Payable Three [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 216,750
Notes Payable	208,997	216,750
Issuance Cost	$ 5,370
Acquisition	P&F
Entered	Dec. 27, 2021
Maturity	Dec. 27, 2041
Interest	3.98%
Notes Payable Four [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 318,750
Notes Payable	288,761	318,750
Issuance Cost	$ 5,370
Acquisition	P&F
Entered	Dec. 27, 2021
Maturity	Dec. 27, 2031
Interest	3.98%
Notes Payable Five [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 817,135
Notes Payable	746,733	817,135
Issuance Cost	$ 3,085
Acquisition	Pasco
Entered	Jan. 14, 2022
Maturity	Jan. 14, 2032
Interest	3.98%
Notes Payable Six [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 478,098
Notes Payable	444,593	478,098
Issuance Cost	$ 1,898
Acquisition	Lytle
Entered	Mar. 15, 2022
Maturity	Mar. 15, 2032
Interest	3.98%
Notes Payable Seven [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 663,000
Notes Payable	645,392	663,000
Issuance Cost	$ 11,875
Acquisition	Lytle
Entered	Mar. 15, 2022
Maturity	Mar. 15, 2042
Interest	3.98%
Notes Payable Eight [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 425,000
Notes Payable	413,713	425,000
Issuance Cost	$ 7,855
Acquisition	Kern
Entered	Mar. 22, 2022
Maturity	Mar. 22, 2042
Interest	3.98%
Notes Payable Nine [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,275,000
Notes Payable	1,185,648	1,275,000
Issuance Cost	$ 4,688
Acquisition	Kern
Entered	Mar. 22, 2022
Maturity	Mar. 22, 2032
Interest	3.98%
Notes Payable Ten [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 246,500
Notes Payable	241,429	246,500
Issuance Cost	$ 5,072
Acquisition	Bartow
Entered	May 18, 2022
Maturity	May 18, 2042
Interest	3.98%
Notes Payable Eleven [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 722,500
Notes Payable	683,262	722,500
Issuance Cost	$ 2,754
Acquisition	Bartow
Entered	May 18, 2022
Maturity	May 18, 2032
Interest	3.98%
Notes Payable Twelve [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 382,500
Notes Payable	364,708	382,500
Issuance Cost	$ 1,564
Acquisition	Dietz
Entered	Jun. 15, 2022
Maturity	Jun. 15, 2032
Interest	3.98%
Notes Payable Thirteen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 445,981
Notes Payable	428,747	45,981
Issuance Cost	$ 1,786
Acquisition	Aberdeen
Entered	Jul. 19, 2022
Maturity	Jul. 29, 2032
Interest	3.98%
Notes Payable Fourteen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,020,000
Notes Payable	1,008,039	1,020,000
Issuance Cost	$ 8,702
Acquisition	All Breed
Entered	Aug. 12, 2022
Maturity	Aug. 12, 2042
Interest	3.98%
Notes Payable Fifteen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 519,527
Notes Payable	503,471	519,527
Issuance Cost	$ 3,159
Acquisition	All Breed
Entered	Aug. 12, 2022
Maturity	Aug. 12, 2032
Interest	3.98%
Notes Payable Sixteen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 225,923
Notes Payable	219,347	225,923
Issuance Cost	$ 3,159
Acquisition	All Breed
Entered	Aug. 12, 2022
Maturity	Aug. 12, 2032
Interest	5.25%
Notes Payable Seventeen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 637,500
Notes Payable	637,500	$ 637,500
Issuance Cost	$ 2,556
Acquisition	Williamsburg
Entered	Dec. 08, 2022
Maturity	Dec. 08, 2032
Interest	5.25%
Notes Payable Eighteen [Member]
Debt (Details) - Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 850,000
Notes Payable	850,000
Issuance Cost	$ 3,315
Acquisition	Valley Vet
Entered	Nov. 08, 2023
Maturity	Nov. 08, 2033
Interest	5.25%